Accounts receivable - Summary of Accounts and notes receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Jan. 01, 2023 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable	$ 5,010,154	$ 152,795	$ 5,326,381
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable	5,011,644		5,328,835	$ 4,381,563
Loss allowance [member]
Disclosure of financial assets [Line Items]
Accounts receivable	$ (1,490)		$ (2,454)